UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.
(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)

M.T.G. Graye
President and Chief Executive Officer
Great-West Life & Annuity Insurance Company
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 30, 2009

ITEM 1.                      REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim Loomis Sayles Small-Cap Value Portfolio

Semi-Annual Report

June 30, 200

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. (the “Fund”).  Such offering is made only by the prospectus(es) of the Fund, which include details as to offering price and other information.

MAXIM SERIES FUND, INC.

Maxim Loomis Sayles Small-Cap Value Portfolio

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2009
UNAUDITED

ASSETS:
Investments in securities, market value (including $3,530,160 of securities on loan) (1)	$221,025,588
Cash	62,664
Dividends receivable	346,683
Subscriptions receivable	517,761
Receivable for investments sold	788,071

Total assets	222,740,767

LIABILITIES:
Due to investment adviser	212,734
Payable upon return of securities loaned	3,587,768
Redemptions payable	287,751
Payable for investments purchased	1,039,698

Total liabilities	5,127,951

NET ASSETS	$217,612,816

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$1,623,624
Additional paid-in capital	274,710,558
Net unrealized depreciation on investments	(4,033,448)
Undistributed net investment income	104,359
Accumulated net realized loss on investments	(54,792,277)

NET ASSETS	$217,612,816

NET ASSET VALUE PER OUTSTANDING SHARE	$13.40
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
Authorized	105,000,000
Outstanding	16,236,240

(1) Cost of investments in securities:	$225,059,036

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2009
UNAUDITED

INVESTMENT INCOME:
Interest	$3,116
Income from securities lending	551
Dividends	1,611,562

Total income	1,615,229

EXPENSES:
Audit fees	10,205
Bank and custodial fees	22,091
Investment administration	43,819
Management fees	967,004
Other expenses	24,639

Total expenses	1,067,758

Less amount reimbursed by investment adviser	470

Net expenses	1,067,288

NET INVESTMENT INCOME	547,941

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments	(22,428,017)
Change in net unrealized depreciation on investments	28,803,517

Net realized and unrealized gain on investments	6,375,500

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,923,441

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2009 AND YEAR ENDED DECEMBER 31, 2008

	2009	2008
	UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$547,941	$774,084
Net realized loss on investments	(22,428,017)	(32,483,681)
Change in net unrealized depreciation on investments	28,803,517	(57,409,431)
Net increase from payment by affiliate		239,344
	0	0
Net increase (decrease) in net assets resulting from operations	6,923,441	(88,879,684)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(443,582)	(543,826)
From net realized gains	0	(2,558,243)

Total distributions	(443,582)	(3,102,069)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	44,315,902	124,356,160
Reinvestment of distributions	443,582	3,102,069
Redemptions of shares	(37,712,868)	(112,399,460)

Net increase in net assets resulting from share transactions	7,046,616	15,058,769

Total increase (decrease) in net assets	13,526,475	(76,922,984)

NET ASSETS:
Beginning of period	204,086,341	281,009,325

End of period (1)	$217,612,816	$204,086,341
	0	0
OTHER INFORMATION:

SHARES:
Sold	3,617,022	7,966,174
Issued in reinvestment of distributions	33,054	175,082
Redeemed	(3,109,859)	(6,830,459)

Net increase	540,217	1,310,797

(1) Including undistributed net investment income	$104,359	0

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Six Months Ended		Year Ended December 31,
	June 30, 2009		2008	2007	2006	2005	2004
	UNAUDITED

Net Asset Value, Beginning of Period	$13.00		$19.53	$21.28	$20.06	$20.79	$18.81

Income from Investment Operations

Net investment income	0.04		0.04	0.02	0.11	0.08	0.03
Net realized and unrealized gain (loss)	0.39		(6.35)	0.64	3.46	1.17	4.09

Total Income (Loss) From
Investment Operations	0.43		(6.31)	0.66	3.57	1.25	4.12

Less Distributions

From net investment income	(0.03)		(0.04)	(0.02)	(0.11)	(0.08)	(0.03)
From net realized gains	0.00		(0.18)	(2.39)	(2.24)	(1.90)	(2.11)

Total Distributions	(0.03)		(0.22)	(2.41)	(2.35)	(1.98)	(2.14)

Net Asset Value, End of Period	$13.40		$13.00	$19.53	$21.28	$20.06	$20.79

Total Return ±	3.29%	^	(32.64%)	3.21%	18.02%	6.08%	22.16%

Net Assets, End of Period ($000)	$217,613		$204,086	$281,009	$265,030	$187,357	$165,900

Ratio of Expenses to Average Net Assets:
- Before Reimbursement	1.10%	*	1.09%	1.07%	1.09%	1.09%	1.09%
- After Reimbursement §	1.10%	*	1.08%	1.07%	1.09%	1.09%	1.09%

Ratio of Net Investment Income to
Average Net Assets:
- Before Reimbursement	0.57%	*	0.31%	0.12%	0.59%	0.43%	0.23%
- After Reimbursement §	0.57%	*	0.31%	0.12%	0.59%	0.43%	0.23%

Portfolio Turnover Rate	31.65%	^	66.94%	57.99%	60.84%	62.49%	64.38%

§	Percentages are shown net of expenses reimbursed by Maxim Capital Management, LLC.

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

* Annualized

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2009
UNAUDITED

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company.  The Fund presently consists of forty-eight portfolios.  Interests in the Maxim Loomis Sayles Small-Cap Value Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund.  The investment objective of the Portfolio is to seek long-term capital growth.  The Portfolio is diversified as defined in the 1940 Act.  The Portfolio is available as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services.  The Portfolio is also available as an investment option for asset allocation portfolios that are a series of the Fund and college saving programs.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period.  Actual results could differ from those estimates.  The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used.  If the closing price is not available, the current bid will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Independent pricing services are utilized when possible and approved by the Board of Directors.  In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented.  Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value.  This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

The Portfolio is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157).  FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements.

The valuation hierarchy is based upon the transparency of inputs to the valuation of the Portfolio’s investments.  The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of June 30, 2009, the inputs used to value the Portfolio’s investments were as detailed in the following table.  At no point during the six months ended June 30, 2009 did the Portfolio hold securities valued with Level 3 inputs.

Description	Level 1	Level 2	Level 3	Total
Assets
Common stock	$204,720,820	$-	$-	$204,720,820
Short-term investments	3,587,768	12,717,000	-	16,304,768
Total	$208,308,588	$12,717,000	$-	$221,025,588

Dividends

Dividends from net investment income of the Portfolio are declared and paid semi-annually.  Income dividends are reinvested in additional shares at net asset value.  Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date).  The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its investment company taxable net income, including realized gain not offset by capital loss carryforwards, if any, to its shareholders.  Management has concluded that the Portfolio has taken no uncertain tax positions that require adjustment to the financial statements to comply with the provisions of Financial Accounting Standards Board Interpretation No. 48.  Accordingly, no provision for federal income or excise taxes has been made.  The Portfolio files income tax returns in the U.S. federal jurisdiction and Colorado.  No federal income tax returns are currently under examination.  The statute of limitations on the Portfolio’s federal tax return filings remains open for the years ended December 31, 2005 through December 31, 2008.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A.  As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 1.00% of the average daily net assets of the Portfolio.  However, the investment adviser is required by contract to pay any expenses which exceed an annual rate, including management fees, of 1.30% of the average daily net assets of the Portfolio.  Expenses incurred by the Fund, which are not fund specific, are allocated based on relative net assets or other appropriate allocation methods.

GWFS Equities, Inc., a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio.  FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.  Fund expenses might vary if unaffiliated companies provided these services.  Current terms of the agreements do not call for any fees to be paid by either the Portfolio or the investment advisor for these services.

As of June 30, 2009, there were forty-eight Portfolios of the Fund for which the Directors served as Directors.  The total compensation paid to the independent directors with respect to all portfolios for which they serve as Directors was $114,500 for the six months ended June 30, 2009. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries.  No officer or interested director of the Fund receives any compensation directly from the Fund.

3.	PURCHASES AND SALES OF INVESTMENT SECURITIES

For the six months ended June 30, 2009, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $59,678,644 and $61,168,663, respectively.  For the same period, there were no purchases or sales of long-term U.S. Government securities.

4.	UNREALIZED APPRECIATION (DEPRECIATION)

At June 30, 2009, the U.S. Federal income tax cost basis was $227,224,483. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $18,387,384 and gross depreciation of securities in which there was an excess of tax cost over value of $24,586,279 resulting in net depreciation of $6,198,895.

5.    SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian.  Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions.  In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest.  Cash collateral is invested in securities approved by the Board of Directors.  On the Statement of Assets and Liabilities the security purchased with cash collateral is included in “Investments in securities”, while the corresponding liability appears as “Payable upon return of securities loaned.”  As of June 30, 2009 the Portfolio had securities on loan valued at $3,530,160 and received collateral of $3,587,768 for such loan which was invested in a repurchase agreement collateralized by U.S. Government or U.S. Government Agency securities.  The Portfolio also continues to receive interest or dividends on the securities loaned.  The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

6.	DISTRIBUTIONS TO SHAREHOLDERS

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes.  The character of dividends and distributions made during the fiscal year from net investment income and or realized gains may differ from their ultimate characterization for federal income tax purposes.  Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

The Portfolio’s tax capital gains and losses are determined only at the end of each fiscal year.

7.	SUBSEQUENT EVENTS

Management has reviewed all events subsequent to the balance sheet date, including the estimates inherent in the process of preparing these financial statements, through the issuance date of the financial statements. There is no additional evidence regarding the conditions that existed at the balance sheet date.

Maxim Series Fund, Inc.

Summary of Investments by Sector

Maxim Loomis Sayles Small-Cap Value Porfolio
June 30, 2009
Unaudited

		% of Portfolio
Sector	Value ($)	Investments
Communications	8,457,490	3.83%
Consumer Products & Services	49,376,813	22.34%
Financial Services	49,672,218	22.48%
Health Care Related	11,047,959	5.00%
Industrial Products & Services	29,317,852	13.26%
Natural Resources	12,644,481	5.72%
Technology	22,614,193	10.23%
Transportation	7,100,808	3.21%
Unit Investment Trust	781,704	0.35%
Utilities	13,707,302	6.20%
Short Term Investments*	16,304,768	7.38%
	$221,025,588	100.00%

* Includes Securities Lending Collateral

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2009
UNAUDITED

COMMON STOCK

Shares		Value ($)

Aerospace & Defense --- 1.23%
53,719	Ducommun Inc	1,009,380
51,007	Teledyne Technologies Inc *	1,670,479
		$2,679,859

Agriculture --- 0.34%
111,326	Darling International Inc *	734,752
		$734,752

Air Freight --- 0.83%
59,990	Atlas Air Worldwide Holdings Inc *	1,391,168
20,213	Hub Group Inc *	417,196
		$1,808,364

Auto Parts & Equipment --- 1.04%
12,941	Drew Industries Inc *	157,224
85,166	Gentex Corp	987,926
98,693	Goodyear Tire & Rubber Co *	1,111,283
		$2,256,433

Banks --- 6.77%
64,716	Bank of the Ozarks Inc	1,399,807
49,381	Comerica Inc	1,044,408
169,020	Fifth Third Bancorp	1,200,042
104,234	First Horizon National Corp	1,250,808
57,841	Glacier Bancorp Inc	854,311
21,743	Hancock Holding Co	706,430
39,097	Iberiabank Corp	1,540,813
34,014	Metro Bancorp Inc *	655,110
58,184	Prosperity Bancshares Inc	1,735,629
77,676	Signature Bank *	2,106,573
68,810	Southwest Bancorp Inc	671,585
247,514	Sterling Bancshares Inc	1,566,764
		$14,732,280

Biotechnology --- 0.39%
10,932	Mettler-Toledo International Inc *	843,404
		$843,404

Building Materials --- 0.97%
55,871	Armstrong World Industries Inc *	921,313
47,060	Eagle Materials Inc †	1,187,794
		$2,109,107

Chemicals --- 2.47%
71,929	Calgon Carbon Corp *	999,094
44,394	Koppers Holdings Inc	1,170,670
49,843	LSB Industries Inc *	805,961
23,203	Lubrizol Corp	1,097,734
10,679	Minerals Technologies Inc	384,658
64,755	RPM Inc	909,160
		$5,367,277

Communications - Equipment --- 3.89%
118,975	ADC Telecommunications Inc *	947,041
60,084	ADTRAN Inc	1,290,003
35,995	Anaren Inc *	636,392
52,828	Avocent Corp *	737,479
117,621	Brocade Communications Systems Inc *	919,796
66,424	CommScope Inc *	1,744,294
69,562	Harris Stratex Networks Inc *	450,762
102,895	Tekelec *	1,731,723
		$8,457,490

Computer Hardware & Systems --- 0.70%
64,951	Teradata Corp *	1,521,802
		$1,521,802

Computer Software & Services --- 3.42%
63,857	Alloy Inc *	337,804
42,826	Informatica Corp *	736,179
117,985	Perot Systems Corp Class A *	1,690,725
40,546	Progress Software Corp *	858,359
71,242	Quest Software Inc *	993,114
51,945	SRA International Inc *	912,154
45,889	Sybase Inc *	1,438,161
73,146	United Online Inc	476,180
		$7,442,676

Conglomerates --- 0.82%
39,751	Teleflex Inc	1,782,037
		$1,782,037

Containers --- 1.06%
54,954	Myers Industries Inc	457,217
48,649	Rock-Tenn Co Class A	1,856,446
		$2,313,663

Cosmetics & Personal Care --- 0.56%
47,630	Alberto-Culver Co	1,211,231
		$1,211,231

Distributors --- 0.19%
15,852	Core-Mark Holding Co Inc *	413,103
		$413,103

Electric Companies --- 3.81%
64,045	ALLETE Inc	1,841,294
37,428	ITC Holdings Corp †	1,697,734
49,012	NorthWestern Corp	1,115,513
107,843	Portland General Electric Co	2,100,782
68,334	UIL Holdings Corp	1,534,098
		$8,289,421

Electronic Instruments & Equipment --- 2.20%
92,443	GrafTech International Ltd *	1,045,530
62,477	II-VI Inc *	1,385,115
40,858	Littelfuse Inc *	815,526
34,850	Polypore International Inc *	387,532
2,182	Rogers Corp *	44,142
81,965	TTM Technologies Inc *	652,442
67,627	Vishay Intertechnology Inc *	459,187
		$4,789,474

Electronics - Semiconductor --- 2.84%
233,980	Atmel Corp *	872,745
64,789	Cohu Inc	581,805
194,660	ON Semiconductor Corp *	1,335,368
48,984	Semtech Corp *	779,336
157,349	Teradyne Inc *	1,080,627
288,230	TriQuint Semiconductor Inc *	1,530,501
		$6,180,382

Engineering & Construction --- 0.43%
46,574	MYR Group Inc *	941,804
		$941,804

Financial Services --- 1.79%
41,010	JMP Group Inc	315,367
43,055	Legg Mason Inc	1,049,681
139,318	PHH Corp *	2,532,801
		$3,897,849

Food & Beverages --- 2.82%
58,798	Flowers Foods Inc	1,284,148
51,137	J&J Snack Foods Corp	1,835,818
27,704	Ralcorp Holdings Inc *	1,687,728
107,415	Spartan Stores Inc	1,333,020
		$6,140,714

Gold, Metals & Mining --- 0.67%
37,742	Reliance Steel & Aluminum Co	1,448,915
		$1,448,915

Health Care Related --- 1.42%
35,584	Corvel Corp *	810,248
30,826	MEDNAX Inc *	1,298,699
27,892	MWI Veterinary Supply Inc *	972,315
		$3,081,262

Hotels/Motels --- 0.42%
76,136	Wyndham Worldwide Corp	922,768
		$922,768

Household Goods --- 0.68%
97,778	Leggett & Platt Inc	1,489,159
		$1,489,159

Insurance Related --- 6.37%
27,819	American Physicians Capital Inc	1,089,392
66,977	Aspen Insurance Holdings Ltd	1,496,266
34,210	Hanover Insurance Group Inc	1,303,743
86,031	HCC Insurance Holdings Inc	2,065,604
29,644	Navigators Group Inc *	1,317,083
13,614	Odyssey Re Holdings Corp	544,288
19,548	ProAssurance Corp *	903,313
24,683	Raven Industries Inc	631,885
35,880	Reinsurance Group of America Inc	1,252,571
28,889	RLI Corp	1,294,227
55,794	WR Berkley Corp	1,197,897
35,608	Zenith National Insurance Corp	774,118
		$13,870,387

Investment Bank/Brokerage Firm --- 1.63%
43,813	Investment Technology Group Inc *	893,347
55,121	Stifel Financial Corp *	2,650,769
		$3,544,116

Leisure & Entertainment --- 1.37%
76,582	Dover Downs Gaming & Entertainment Inc	356,106
182,105	Live Nation *	885,030
59,621	Penn National Gaming Inc *	1,735,568
		$2,976,704

Machinery --- 3.51%
111,948	Actuant Corp Class A	1,365,766
104,719	Altra Holdings Inc *	784,345
20,915	CLARCOR Inc	610,509
22,008	Dynamic Materials Corp	424,314
79,426	Intevac Inc *	691,800
110,673	John Bean Technologies Corp	1,385,626
21,147	Middleby Corp *	928,776
27,245	Tennant Co	501,036
29,145	Wabtec Corp	937,595
		$7,629,767

Medical Products --- 1.14%
26,641	Hill-Rom Holdings Inc	432,117
66,264	Medical Action Industries Inc *	758,723
36,918	West Pharmaceutical Services Inc	1,286,592
		$2,477,432

Miscellaneous --- 0.78%
52,064	Jarden Corp *	976,200
38,369	McGrath Rentcorp	731,313
		$1,707,513

Oil & Gas --- 4.26%
37,426	Arena Resources Inc *	1,192,018
38,996	Berry Petroleum Co Class A	724,936
46,896	Comstock Resources Inc *	1,549,913
29,879	Hornbeck Offshore Services Inc *	639,112
95,815	Mariner Energy Inc *	1,125,826
40,280	Oceaneering International Inc *	1,820,656
135,305	Penn Virginia Corp	2,214,943
		$9,267,404

Paper & Forest Products --- 0.55%
47,189	Clearwater Paper Corp *	1,193,410
		$1,193,410

Personal Loans --- 0.84%
132,083	Dollar Financial Corp *	1,821,425
		$1,821,425

Pharmaceuticals --- 2.13%
72,477	Endo Pharmaceuticals Holdings Inc *	1,298,788
99,745	Obagi Medical Products Inc *	727,141
94,310	Perrigo Co	2,619,932
		$4,645,861

Pollution Control --- 2.37%
99,197	ABM Industries Inc	1,792,490
39,120	American Ecology Corp	701,030
42,065	Team Inc *	659,159
77,663	Waste Connections Inc *	2,012,248
		$5,164,927

Printing & Publishing --- 2.66%
76,554	Interactive Data Corp	1,771,460
80,088	John Wiley & Sons Inc Class A	2,662,926
68,566	Scholastic Corp	1,356,921
		$5,791,307

Railroads --- 0.55%
45,019	Genesee & Wyoming Inc *	1,193,454
		$1,193,454

Real Estate --- 5.42%
95,427	American Campus Communities Inc REIT	2,116,571
170,688	Capstead Mortgage Corp REIT	2,169,445
406,245	Chimera Investment Corp REIT	1,417,795
44,339	Digital Realty Trust Inc REIT	1,589,553
139,999	Forestar Group Inc *	1,663,188
57,543	National Retail Properties Inc REIT	998,371
76,214	Potlatch Corp REIT	1,851,238
		$11,806,161

Restaurants --- 1.00%
46,129	Bob Evans Farms Inc	1,325,747
64,703	California Pizza Kitchen Inc *	859,903
		$2,185,650

Retail --- 2.30%
42,191	Genesco Inc *	791,925
127,605	HSN Inc *	1,349,046
50,954	Jo-Ann Stores Inc *	1,053,219
286,137	Sally Beauty Co Inc *	1,819,832
		$5,014,022

Savings & Loans --- 0.97%
121,746	Beneficial Mutual Bancorp Inc *	1,168,762
103,442	Westfield Financial Inc	937,184
		$2,105,946

Specialized Services --- 8.10%
15,672	Alliance Data Systems Corp * †	645,530
26,466	Arbitron Inc	420,545
55,086	Brink's Co	1,599,147
122,404	Broadridge Financial Solutions Inc	2,029,458
49,931	Geo Group Inc *	927,718
32,143	Global Payments Inc	1,204,077
73,690	Hillenbrand Inc	1,226,202
56,829	Lender Processing Services Inc	1,578,141
47,559	Navigant Consulting Inc *	614,462
213,439	Rollins Inc	3,694,629
136,166	Standard Parking Corp *	2,218,144
57,599	Wright Express Corp *	1,467,046
		$17,625,099

Textiles --- 2.67%
98,459	Carter's Inc *	2,423,076
69,853	FGX International Holdings Ltd *	794,927
70,243	Fossil Inc *	1,691,451
84,764	Movado Group Inc †	893,413
		$5,802,867

Transportation --- 0.85%
27,042	Con-Way Inc	954,853
27,924	Kirby Corp *	887,704
		$1,842,557

Unit Investment Trust --- 0.36%
16,800	iShares Russell 2000 Value Index Fund	781,704
		$781,704

Utilities --- 1.54%
131,256	UGI Corp	3,345,715
		$3,345,715

Water --- 0.95%
31,026	American States Water Co	1,074,740
69,026	Middlesex Water Co	997,426
		$2,072,166

TOTAL COMMON STOCK --- 94.08%		$204,720,820
(Cost $208,754,268)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

12,717,000	Fannie Mae	12,717,000
	0.01% July 1, 2009

TOTAL SHORT-TERM INVESTMENTS --- 5.84%		$12,717,000
(Cost $12,717,000)

SECURITIES LENDING COLLATERAL

Par Value ($)		Value ($)
3,587,768	BNP Paribas Securities Corp	3,587,768
	Repurchase Agreement
	0.05% July 1, 2009

TOTAL SECURITIES LENDING COLLATERAL --- 1.65%		$3,587,768
(Cost $3,587,768)

OTHER ASSETS & LIABILITIES --- (1.57%)		$(3,412,772)

TOTAL MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO --- 100%		$217,612,816
(Cost $225,059,036)

Legend

*	Non-income Producing Security
†	A portion or all of the security is on loan at June 30, 2009.
REIT	Real Estate Investment Trust

For Fund compliance purposes, management determines the Fund's industry classifications using one or more widely recognized market indexes or ratings group indexes.  Industries are shown as a percent of total net assets.  These industry classifications are unaudited.

See Notes to Financial Statements.

SHAREHOLDER EXPENSE EXAMPLE
Maxim Loomis Sayles Small-Cap Value Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 31, 2008 to June 30, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(12/31/2008)	(06/30/09)	(12/31/08-06/30/09)

Actual	$1,000.00	$1,032.95	$5.54

Hypothetical
(5% return before expenses)	$1,000.00	$1,019.34	$5.51

*Expenses are equal to the Portfolio's annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.

Availability of Quarterly Portfolio Schedule.
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Agreement Approval

The Board of Directors (the "Board") of the Fund, including the Directors who are not interested persons of the Fund (the "Independent Directors"), at a meeting held on April 23, 2009 (the "Meeting"), approved the continuation of (i) the investment advisory agreement (the "Advisory Agreement") between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC ("MCM"), and (ii) the investment sub-advisory agreements (the "Sub-Advisory Agreements") between the Fund, MCM and each of the following Sub-Advisers:

Sub-Adviser	Portfolio
AllianceBernstein L.P.	Maxim Bernstein International Equity Portfolio

Ariel Investments, LLC	Maxim Ariel Small-Cap Value Portfolio Maxim Ariel MidCap Value Portfolio

Federated Investment Management Company	Maxim Federated Bond Portfolio

Goldman Sachs Asset Management, L.P.	Maxim MidCap Value Portfolio

Invesco Global Asset Management (N.A.), Inc.	Maxim Invesco ADR Portfolio

Invesco Institutional (N.A.), Inc.	Maxim Small-Cap Value Portfolio

Franklin Advisers, Inc.	Maxim Global Bond Portfolio

Janus Capital Management LLC	Maxim Janus Large Cap Growth Portfolio

Loomis, Sayles & Company, L.P.	Maxim Loomis Sayles Bond Portfolio Maxim Loomis Sayles Small-Cap Value Portfolio

Massachusetts Financial Services Company	Maxim MFS International Growth Portfolio

Mellon Capital Management Corporation	Maxim Index 600 Portfolio Maxim Stock Index Portfolio Maxim S&P 500 Index® Portfolio

Silvant Capital Management LLC	Maxim Small-Cap Growth Portfolio

T. Rowe Price Associates, Inc.	Maxim T. Rowe Price MidCap Growth Portfolio Maxim T. Rowe Price Equity/Income Portfolio

Western Asset Management Company	Maxim High Yield Bond Portfolio

Pursuant to the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations.  MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund.  In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits MCM to enter into and materially amend Sub-Advisory Agreements with Board approval but without shareholder approval.  Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Advisers and for recommending the hiring, termination and replacement of Sub-Advisers to the Board.

Pursuant to the Sub-Advisory Agreements, each Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio(s) sub-advised by it, and for making decisions to buy, sell or hold any particular security.  MCM is responsible for the day-to-day management of the Portfolios that do not have a Sub-Adviser.

On March 17, 2009, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by MCM and the Sub-Advisers in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the "Agreements").  The Independent Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements.  The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year.  In their deliberations, the Board did not identify any single factor as being determinative. Rather, the Board's approvals were based on each Director's business judgment after consideration of the information as a whole.  Individual Directors may have weighted certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.  The principal factors and conclusions that formed the basis for the Directors' determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Portfolios by MCM and the Sub-Advisers.  Among other things, the Board considered each adviser's personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolios, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Portfolios.  The Board also considered each adviser's reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the adviser's practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions.  Consideration also was given to the fact that the Board meets with representatives of the advisers at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account.  The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Portfolios by MCM and the Sub-Advisers.

Investment Performance

The Board considered the investment performance of each Portfolio.  The Board reviewed performance information for each Portfolio as compared against various benchmarks and the performance of similar funds.  For Portfolios other than the Index Portfolios, this information included, to the extent applicable, annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2008, calendar year returns for the five-year period ended December 31, 2008, and risk-adjusted performance measures.  In addition, for Portfolios other than the Index Portfolios and the Profile Portfolios (for which Morningstar performance information is not provided), this information also included the Portfolios' Morningstar category and overall ratings and a rolling quarterly analysis of long-term performance relative to the applicable Morningstar category.  The Board also considered the composition of each Portfolio's "peer" group of funds, as determined by MCM based on funds of similar size and investment style from within, to the extent applicable, the Portfolio's Morningstar category.  In evaluating the performance of each Portfolio, the Board noted how the Portfolio performed relative to the short- and long-term returns of the applicable benchmarks and peer groups.

For Portfolios other than the Index Portfolios and Profile Portfolios, the Board assessed performance based principally on the long-term rolling quarterly analysis for each Portfolio in which each quarter's performance is, in turn, based on a composite of the Portfolio's 3-, 5- and 10-year annualized returns, 3- and 5-year risk-adjusted performance, and Morningstar rating.  For purposes of its annual review of advisory contracts, the Board generally considered a Portfolio to have performed satisfactorily unless the Portfolio has had a history of persistent underperformance based on the Portfolio's long-term rolling analysis.  In this regard, the Board noted that the Maxim Ariel Small-Cap Value Portfolio, Maxim Ariel MidCap Value Portfolio, Maxim Bernstein International Equity Portfolio, Maxim High Yield Bond Portfolio, and Maxim Small-Cap Growth Portfolio fell below the Portfolio quantitative benchmark for long-term performance.  With regard to the Ariel Portfolios, the Board considered the factors attributing to the Portfolios' performance, the current market for the Portfolios' shares, and the Portfolios’ position in the Fund's overall Portfolio lineup, and concluded that, despite the Portfolios' underperformance, there is a market for the Portfolios' shares.  With regard to the Maxim Bernstein International Equity Portfolio, the Board was advised that MCM was in the process of recommending a replacement sub-adviser.  Regarding the Maxim High Yield Bond Portfolio, the Board noted that they had previously authorized MCM to take steps to replace the Portfolio’s sub-adviser and that it would be necessary to continue the sub-advisory agreement with the current sub-adviser until the sub-advisory agreement with the new sub-adviser became effective.  Finally, with regard to the Maxim Small-Cap Growth Portfolio, the Board considered the factors attributing to the Portfolio's performance, recent changes in the management of the Sub-Adviser, and the fact that the Portfolio had performed as well as or better than its Morningstar category over the most recent two calendar years, and concluded that it was satisfied with the current performance of the Portfolio.  As to the remaining Portfolios (other than the Index Portfolios and the Profile Portfolios), the Board determined that it was satisfied with investment performance.

The Board also reviewed the performance of each Index Portfolio as compared against the performance of the index or composite index the Portfolio is designed to track and the performance of the Profile Portfolios as compared against the performance of similarly managed funds, and concluded that it was satisfied with the investment performance of the Index Portfolios and the Profile Portfolios.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by MCM and the Sub-Advisers from their relationships with the Portfolios.  With respect to the costs of services, the Board considered the structure and the level of the applicable investment management fees and other expenses payable by the Portfolios, as well as the structure and level of the applicable sub-advisory fees payable by MCM to the Sub-Advisers.  In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other investment advisers, as determined by MCM based on each Portfolio's Morningstar category, to the extent applicable.  With the exception of the Index and Profile Portfolios (for which comparable information from Morningstar was not available), the Board also considered each Portfolio's total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio.  Based on the information provided, the Board noted that the Portfolios' management fees were within the range of fees paid by similar funds, although some of the fees were at the higher end of the range.  The Board also noted that the total annual operating expense ratios of the Portfolios (other than the Index and Profile Portfolios) were within the range of annual expense ratios of similar funds, and that the Portfolios' expense ratios were generally near or lower than the median expense ratio for the applicable Morningstar fund category, with the exception of the Maxim Global Bond Portfolio which, relative to the other Portfolios, had an expense ratio that was notably higher than the median expense ratio for its Morningstar category.  Additionally, the Board considered the fact that MCM charged higher advisory fees to certain internally managed Maxim Bond Portfolios than to certain similarly managed institutional bond portfolios, as well as the differences in the nature and extent of the services provided and the risks assumed by MCM in connection with those Maxim accounts and the similarly managed institutional accounts, as presented by MCM.  With respect to the Index and Profile Portfolios, the Board noted that the Portfolios' total expense ratios were within the range of those of similar funds, even though the expense ratio for the Maxim Bond Index Portfolio was at the higher end of the range.  With respect to the sub-advisory fees, it was noted that those fees are paid by MCM out of its management fees, and that the rates payable by MCM to the Sub-Advisers were the result of arms-length negotiations, since none of the Sub-Advisers is an affiliate of MCM.

The Board also considered the overall financial soundness of MCM and each Sub-Adviser and the profits estimated to have been realized by MCM and its affiliates and, to the extent practicable, by the Sub-Advisers.  The Board requested and reviewed the financial statements and profitability information from MCM and, to the extent such information was available, the Sub-Advisers.  In evaluating the information provided by MCM, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is generally not publicly available and is affected by numerous factors, including the adviser's organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser's assumptions regarding allocations of revenue and expenses.  Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by MCM and, if applicable, the Sub-Advisers were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Portfolios grow and whether current fee levels reflect these economies of scale for the benefit of investors.  In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Portfolios and MCM, respectively, comparative fee information, the profitability and financial condition of MCM, and the current level of Portfolio assets.  The Board also noted that most of the Portfolios had experienced a significant reduction in assets under management due primarily to the general market declines stemming from the economic crisis and other adverse market developments in 2008.  Based on the information provided, the Board concluded that the Portfolios generally were not of sufficient size to identify economies of scale.

Other Factors

The Board considered ancillary benefits derived or to be derived by MCM or the Sub-Advisers from their relationships with the Portfolios as part of the total mix of information evaluated by the Board.  In this regard, the Board noted that certain Sub-Advisers received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating the Portfolio's brokerage to such brokers.  The Board also noted where services were provided to the Portfolios by an affiliate of MCM or a Sub-Adviser, and took into account the fact that the Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services.  Additionally, the Board considered the extent to which the Profile Funds may invest in certain fixed interest contracts issued and guaranteed by MCM's parent company, Great-West Life & Annuity Insurance Company, and the benefits derived or to be derived by GWL&A from such investments.  The Board concluded that the Portfolios' management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by MCM or the Sub-Adviser.

ITEM 2.	CODE OF ETHICS.

Not required in filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required in filing.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President

Date:	August 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President

Date:	August 25, 2009

By:	/s/ M.C. Maiers
M.C. Maiers
Treasurer & Investment Compliance Officer

Date:	August 25, 2009